UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6839

Date of fiscal year end: October 31, 2020

Date of reporting period: June 30, 2020

Equable Shares Hedged Equity Fund

Item 1. Proxy Voting Record.

Name of Fund:		Equable Shares Hedged Equity Fund
Period:		July 1, 2019 to June 30, 2020

Company Name	Meeting Date	CUSIP	Ticker

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

The Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Series Portfolios Trust

By (Signature and Title) /s/ Ryan L. Roell, President
 Ryan L. Roell, President
 (Principal Executive Officer)

Date August 6, 2020